Intangible Assets, Net - Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets, Net
Amortization of intangible assets	$ (1,000)	$ (1,300)	$ (3,041)	$ (3,872)	$ (5,163)	$ (5,772)	$ (8,660)
Total Identifiable Intangible Assets:					18,764	23,927
Accumulated amortization					5,163	6,028
Finite Lived Intangible Assets Accumulated Amortisation					$ 90,900	85,800
Customer relationships
Intangible Assets, Net
Estimated useful lives (in years)					15 years
Total Identifiable Intangible Assets:					$ 10,943	14,633
Accumulated amortization					$ 3,690	4,331
Trade Name - Alliance
Intangible Assets, Net
Estimated useful lives (in years)					10 years
Total Identifiable Intangible Assets:					$ 380	634
Accumulated amortization					$ 254	382
Covenant Not to Compete
Intangible Assets, Net
Estimated useful lives (in years)					7 years
Total Identifiable Intangible Assets:					$ 3	4
Accumulated amortization					$ 1	1
Mecca Customer Relationships
Intangible Assets, Net
Estimated useful lives (in years)					15 years
Total Identifiable Intangible Assets:					$ 3,357	3,932
Accumulated amortization					575	575
Customer List
Intangible Assets, Net
Total Identifiable Intangible Assets:					4,081	4,724
Accumulated amortization					$ 643	$ 739
Customer List | Minimum
Intangible Assets, Net
Estimated useful lives (in years)					10 years
Customer List | Maximum
Intangible Assets, Net
Estimated useful lives (in years)					15 years